DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS
During the first quarter of fiscal year 2016, the Company committed to a plan to sell the Hexis business in its entirety. The Hexis business marketed our HawkEye products and related maintenance and services to the commercial cyber sector and comprised our entire former Commercial Cyber Solutions reportable segment. During the second quarter of 2016, the sale of the Hexis Cyber Solutions product lines resulted in a pre-tax loss of approximately $5.5 million. This loss reflects the difference between the consideration received for Hexis and the net carrying value of the business less transaction costs.
We further note that from inception of the Hexis business through our decision to sell the business, we had been a relatively new participant in the commercial cyber security market. Accordingly, the Hexis business had historically required a significant amount of investment of the Company’s resources. The business has historically incurred losses and was expected to continue to include losses until we gained sufficient traction within the marketplace. Following completion of the sale of the Hexis business, the Company no longer offers or markets any products or services to the commercial cyber security market and does not intend to make similar investments in the development of commercial cyber security products. After consideration of these factors, we concluded that our decision to sell the Hexis business constitutes a strategic shift that is expected to have a major effect on our operations and financial results. Therefore, we also reclassified the results of our Hexis business, which comprised our entire Commercial Cyber Solutions reportable segment, as discontinued operations for all periods presented in our consolidated financial statements. The results of our Commercial Cyber Solutions segment previously included the allocation of certain general corporate costs, which we have reallocated to our remaining continuing operations on a retrospective basis.
The following table summarizes the aggregate carrying amounts of the major classes of Hexis assets and liabilities included in discontinued operations as of December 31, 2015 and December 31, 2014 (in thousands):

	December 31, 2015	December 31, 2014
Receivables	$5,256	$3,882
Inventories, net	2,164	650
Prepaid expenses	345	451
Property and equipment, net	5,341	6,862
Goodwill	7,467	15,467
Other intangibles, net	2,600	8,124
Total assets classified as held for sale:	$23,173	$35,436

Accounts payable and other accrued expenses	$3,686	$2,606
Deferred revenue	3,398	3,929
Total liabilities held for sale	$7,084	$6,535

The following table provides a summary of the operating results of Hexis, which we have reflected as discontinued operations for the years ended December 31, 2015, 2014 and 2013 (in thousands):

	Year ended December 31,
	2015	2014	2013
Revenues	$13,875	$11,324	$9,823
Costs of Revenues, excluding amortization	4,014	2,493	1,840
Operating expenses	40,395	36,509	19,025
Impairment of goodwill	8,000	—	—
Intangible amortization expense	4,362	4,425	4,125
Loss before Income Taxes from Discontinued Operations	$(42,896)	$(32,103)	$(15,167)
Income Tax Expense (Benefit), net on Discontinued Operations	(14,184)	(11,978)	(6,910)
Loss on Discontinued Operations	$(28,712)	$(20,125)	$(8,257)

The following table presents the operating and investing cash flows of our discontinued Hexis business for the years ended December 31, 2015, 2014 and 2013 (in thousands):

	Year ended December 31,
	2015	2014	2013
Non-Cash Operating Items
Depreciation and amortization expense	$6,885	$6,557	$4,661
Impairment of goodwill	8,000	—	—
Loss on disposal of long-lived assets	1,148	—	—
Cash Flows from Investing Activities
Acquisitions, net of cash acquired	(240)	(2,940)	—
Purchases of property and equipment	(838)	(3,954)	(1,298)
Capitalized software development costs	—	—	(2,716)